Schedule of Investments(a)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–45.84%
Advertising–0.10%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$200,000	$200,773
Aerospace & Defense–0.72%
Boeing Co. (The), 3.10%, 05/01/2026	725,000	691,274
Collins Aerospace, 3.20%, 03/15/2024	441,000	443,451
Raytheon Technologies Corp., 3.50%, 03/15/2027	292,000	290,183
		1,424,908
Agricultural Products–0.27%
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	553,000	535,903
Air Freight & Logistics–0.50%
FedEx Corp.,
4.75%, 11/15/2045	600,000	577,630
4.55%, 04/01/2046	428,000	398,108
		975,738
Airlines–0.61%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	475,000	419,101
Southwest Airlines Co., 3.00%, 11/15/2026	500,000	481,333
Spirit Airlines Pass-Through Trust, Series 2015-1A, 4.10%, 10/01/2029	90,900	88,512
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	211,710	215,692
		1,204,638
Apparel Retail–0.10%
Ross Stores, Inc., 1.88%, 04/15/2031	250,000	203,405
Asset Management & Custody Banks–0.43%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	106,000	107,671
Ameriprise Financial, Inc., 4.00%, 10/15/2023	241,000	244,734
FS KKR Capital Corp., 4.13%, 02/01/2025	119,000	115,760
Golub Capital BDC, Inc., 3.38%, 04/15/2024	240,000	235,414
Main Street Capital Corp., 5.20%, 05/01/2024	150,000	151,581
		855,160
Automobile Manufacturers–0.87%
American Honda Finance Corp., 3.50%, 02/15/2028	848,000	838,967
	Principal Amount	Value
Automobile Manufacturers–(continued)
General Motors Co.,
6.60%, 04/01/2036	$100,000	$108,247
5.15%, 04/01/2038	49,000	45,724
6.25%, 10/02/2043	403,000	409,566
6.75%, 04/01/2046	259,000	276,834
5.95%, 04/01/2049	44,000	43,611
		1,722,949
Biotechnology–0.67%
Amgen, Inc.,
3.63%, 05/22/2024	425,000	430,199
2.20%, 02/21/2027	17,000	16,000
Biogen, Inc.,
4.05%, 09/15/2025	400,000	403,087
2.25%, 05/01/2030	250,000	211,493
Gilead Sciences, Inc., 3.70%, 04/01/2024	250,000	253,348
		1,314,127
Brewers–0.32%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	262,000	357,651
Molson Coors Beverage Co.,
5.00%, 05/01/2042	165,000	159,847
4.20%, 07/15/2046	140,000	122,522
		640,020
Broadcasting–0.14%
Discovery Communications LLC, 4.13%, 05/15/2029	289,000	276,158
Building Products–0.04%
Owens Corning, 7.00%, 12/01/2036	62,000	70,625
Cable & Satellite–0.92%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.05%, 03/30/2029	419,000	417,703
5.13%, 07/01/2049	50,000	44,140
Grupo Televisa S.A.B. (Mexico), 4.63%, 01/30/2026(b)	450,000	457,146
Time Warner Cable LLC,
7.30%, 07/01/2038	106,000	117,636
5.50%, 09/01/2041	408,000	380,867
4.50%, 09/15/2042	420,000	351,060
Time Warner Entertainment Co. L.P., 8.38%, 07/15/2033	35,000	42,425
		1,810,977
Commodity Chemicals–0.01%
Westlake Corp., 5.00%, 08/15/2046	27,000	26,966
Communications Equipment–0.01%
Juniper Networks, Inc., 5.95%, 03/15/2041	14,000	14,345

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Communications Equipment–(continued)
Motorola Solutions, Inc., 5.50%, 09/01/2044	$14,000	$13,669
		28,014
Computer & Electronics Retail–0.26%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	400,000	422,824
8.10%, 07/15/2036	29,000	35,136
8.35%, 07/15/2046	35,000	46,228
		504,188
Construction & Engineering–0.04%
Valmont Industries, Inc., 5.25%, 10/01/2054	73,000	72,592
Construction Machinery & Heavy Trucks–0.67%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	437,000	440,631
Cummins, Inc., 3.65%, 10/01/2023	479,000	484,223
nVent Finance S.a.r.l. (United Kingdom), 4.55%, 04/15/2028	400,000	397,284
		1,322,138
Consumer Finance–0.55%
Ally Financial, Inc., 8.00%, 11/01/2031	218,000	256,279
American Express Co.,
3.40%, 02/22/2024	350,000	351,629
3.00%, 10/30/2024	75,000	74,863
Capital One Financial Corp., 3.75%, 03/09/2027	400,000	394,099
		1,076,870
Data Processing & Outsourced Services–0.28%
Visa, Inc., 4.15%, 12/14/2035	275,000	283,380
Western Union Co. (The), 6.20%, 11/17/2036	250,000	258,764
		542,144
Distillers & Vintners–0.45%
Diageo Capital PLC (United Kingdom),
2.13%, 10/24/2024	574,000	559,843
3.88%, 05/18/2028	330,000	334,440
		894,283
Diversified Banks–8.19%
Australia & New Zealand Banking Group Ltd. (Australia), 3.70%, 11/16/2025	400,000	403,991
Banco Santander S.A. (Spain),
5.18%, 11/19/2025	600,000	613,544
4.25%, 04/11/2027	400,000	395,556
4.38%, 04/12/2028	200,000	196,480
Bancolombia S.A. (Colombia), 3.00%, 01/29/2025	213,000	201,324
Bank of America Corp.,
4.45%, 03/03/2026	430,000	435,662
1.32%, 06/19/2026(c)	405,000	374,039
2.48%, 09/21/2036(c)	489,000	396,378
6.11%, 01/29/2037	325,000	370,239
7.75%, 05/14/2038	275,000	356,933
Series DD, 6.30%(c)(d)	257,000	263,174
	Principal Amount	Value
Diversified Banks–(continued)
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	$240,000	$242,110
Barclays PLC (United Kingdom),
5.20%, 05/12/2026	284,000	289,271
3.56%, 09/23/2035(c)	400,000	347,063
8.00%(c)(d)	94,000	97,798
BPCE S.A. (France), 4.50%, 03/15/2025(e)	195,000	195,275
Citigroup, Inc.,
4.04%, 06/01/2024(c)	300,000	303,138
3.67%, 07/24/2028(c)	100,000	97,114
4.41%, 03/31/2031(c)	225,000	222,550
8.13%, 07/15/2039	200,000	275,132
5.32%, 03/26/2041(c)	400,000	425,833
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	300,000	292,859
HSBC Bank USA N.A., 5.88%, 11/01/2034	700,000	754,693
HSBC Holdings PLC (United Kingdom),
4.25%, 03/14/2024	454,000	459,639
3.95%, 05/18/2024(c)	300,000	301,172
4.29%, 09/12/2026(c)	325,000	324,131
4.38%, 11/23/2026	200,000	200,666
4.58%, 06/19/2029(c)	165,000	163,331
6.10%, 01/14/2042	342,000	386,839
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	258,000	259,562
3.88%, 09/10/2024	502,000	508,756
7.75%, 07/15/2025	250,000	278,397
4.13%, 12/15/2026	125,000	125,870
5.63%, 08/16/2043	200,000	220,040
Lloyds Banking Group PLC (United Kingdom),
4.50%, 11/04/2024	350,000	353,700
4.45%, 05/08/2025	755,000	767,501
3.87%, 07/09/2025(c)	201,000	201,222
3.75%, 01/11/2027	375,000	369,171
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.96%, 03/02/2028	225,000	221,758
4.05%, 09/11/2028	225,000	221,842
National Australia Bank Ltd. (Australia),
3.38%, 01/14/2026	300,000	298,397
2.50%, 07/12/2026	250,000	239,562
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	200,000	202,752
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	200,000	193,616
2.14%, 09/23/2030	450,000	371,721
Svenska Handelsbanken AB (Sweden), 3.90%, 11/20/2023	474,000	481,574
U.S. Bancorp, Series W, 3.10%, 04/27/2026	160,000	157,214
Wells Fargo & Co., 4.10%, 06/03/2026	450,000	451,586
Westpac Banking Corp. (Australia),
2.85%, 05/13/2026	451,000	438,666
2.70%, 08/19/2026	400,000	384,985
		16,133,826
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Diversified Capital Markets–0.22%
Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	$425,000	$425,024
Diversified Chemicals–0.02%
Dow Chemical Co. (The), 9.40%, 05/15/2039	32,000	47,367
Drug Retail–0.11%
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	245,000	226,204
Education Services–0.01%
California Institute of Technology, 4.70%, 11/01/2111	27,000	26,854
Electric Utilities–2.83%
AEP Texas, Inc., 3.95%, 06/01/2028(e)	806,000	803,311
Consolidated Edison Co. of New York, Inc., 4.50%, 05/15/2058	200,000	186,720
Duke Energy Corp., 3.25%, 01/15/2082(c)	200,000	161,780
Edison International,
5.75%, 06/15/2027	150,000	155,890
4.13%, 03/15/2028	228,000	218,580
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(e)	349,000	348,149
Eversource Energy, Series L, 2.90%, 10/01/2024	230,000	228,102
ITC Holdings Corp., 5.30%, 07/01/2043	323,000	337,862
National Grid USA, 5.80%, 04/01/2035	146,000	158,658
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/2079(c)	235,000	219,743
Oglethorpe Power Corp., 5.95%, 11/01/2039	374,000	407,443
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	181,427
Southern California Edison Co.,
6.65%, 04/01/2029	500,000	544,472
6.00%, 01/15/2034	168,000	183,648
Southern Power Co., 5.15%, 09/15/2041	435,000	427,645
Union Electric Co., 8.45%, 03/15/2039	400,000	550,703
Virginia Electric & Power Co., 8.88%, 11/15/2038	316,000	461,710
		5,575,843
Electronic Components–0.14%
Amphenol Corp., 3.20%, 04/01/2024	111,000	110,912
Corning, Inc.,
5.35%, 11/15/2048	50,000	53,055
5.85%, 11/15/2068	110,000	116,847
		280,814
Fertilizers & Agricultural Chemicals–0.02%
Mosaic Co. (The),
5.45%, 11/15/2033	19,000	20,371
5.63%, 11/15/2043	24,000	25,651
		46,022
	Principal Amount	Value
Health Care Facilities–0.87%
Ascension Health, Series B, 2.53%, 11/15/2029	$225,000	$203,396
CommonSpirit Health, 1.55%, 10/01/2025	314,000	291,617
HCA, Inc.,
5.25%, 04/15/2025	197,000	204,498
5.25%, 06/15/2049	300,000	289,954
SSM Health Care Corp., Series 2018, 3.69%, 06/01/2023	715,000	719,305
		1,708,770
Health Care REITs–0.28%
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	615,000	514,370
Sabra Health Care L.P., 5.13%, 08/15/2026	28,000	28,119
		542,489
Health Care Services–0.68%
CHRISTUS Health, Series C, 4.34%, 07/01/2028	430,000	429,882
Cigna Corp., 4.50%, 02/25/2026	200,000	205,624
CVS Health Corp., 5.05%, 03/25/2048	302,000	308,244
Dignity Health, 5.27%, 11/01/2064	248,000	248,271
Toledo Hospital (The), 6.02%, 11/15/2048	154,000	149,065
		1,341,086
Home Improvement Retail–0.10%
Lowe’s Cos., Inc., 3.13%, 09/15/2024	200,000	199,889
Hotel & Resort REITs–0.11%
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	125,000	112,470
Service Properties Trust,
4.35%, 10/01/2024	61,000	55,757
4.95%, 10/01/2029	50,000	39,438
		207,665
Hotels, Resorts & Cruise Lines–0.20%
Booking Holdings, Inc., 3.55%, 03/15/2028	399,000	392,728
Independent Power Producers & Energy Traders–0.11%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	226,000	225,216
Industrial Conglomerates–0.21%
General Electric Co., 5.88%, 01/14/2038	375,000	408,689
Industrial Machinery–0.50%
Parker-Hannifin Corp., 3.25%, 03/01/2027	675,000	657,987
Stanley Black & Decker, Inc., 4.25%, 11/15/2028	331,000	335,000
		992,987
Insurance Brokers–0.29%
Aon Corp., 8.21%, 01/01/2027	100,000	111,415
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	$456,000	$461,496
		572,911
Integrated Oil & Gas–1.35%
BP Capital Markets PLC (United Kingdom),
3.81%, 02/10/2024	321,000	326,267
3.72%, 11/28/2028	325,000	321,898
Chevron Corp., 2.90%, 03/03/2024	324,000	325,212
Chevron USA, Inc., 3.85%, 01/15/2028	225,000	229,063
Exxon Mobil Corp.,
2.99%, 03/19/2025	450,000	449,743
4.33%, 03/19/2050	400,000	400,288
Shell International Finance B.V. (Netherlands),
3.25%, 05/11/2025	90,000	90,565
4.55%, 08/12/2043	315,000	318,134
4.38%, 05/11/2045	205,000	204,509
		2,665,679
Integrated Telecommunication Services–1.24%
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	250,000	325,910
Koninklijke KPN N.V. (Netherlands), 8.38%, 10/01/2030	175,000	217,095
TCI Communications, Inc., 7.13%, 02/15/2028	1,100,000	1,278,850
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	150,000	149,688
Verizon Communications, Inc., 0.85%, 11/20/2025	500,000	461,752
		2,433,295
Interactive Media & Services–0.76%
Baidu, Inc. (China),
4.38%, 05/14/2024	400,000	406,720
1.63%, 02/23/2027	250,000	223,271
4.38%, 03/29/2028	300,000	298,846
4.88%, 11/14/2028	200,000	203,639
2.38%, 08/23/2031	200,000	167,865
Weibo Corp. (China), 3.50%, 07/05/2024	200,000	196,447
		1,496,788
Internet & Direct Marketing Retail–1.27%
Alibaba Group Holding Ltd. (China),
3.40%, 12/06/2027	330,000	318,350
2.13%, 02/09/2031	525,000	436,613
4.50%, 11/28/2034	570,000	539,406
4.00%, 12/06/2037	400,000	348,335
4.20%, 12/06/2047	250,000	207,935
Amazon.com, Inc.,
4.25%, 08/22/2057	275,000	274,038
3.25%, 05/12/2061	475,000	386,445
		2,511,122
	Principal Amount	Value
Investment Banking & Brokerage–2.35%
Brookfield Finance, Inc. (Canada),
4.00%, 04/01/2024	$240,000	$243,075
3.90%, 01/25/2028	240,000	234,898
4.70%, 09/20/2047	101,000	94,888
Goldman Sachs Group, Inc. (The),
4.00%, 03/03/2024	1,077,000	1,095,041
3.50%, 11/16/2026	301,000	297,519
6.25%, 02/01/2041	275,000	325,089
Morgan Stanley,
3.74%, 04/24/2024(c)	726,000	729,327
3.88%, 01/27/2026	415,000	416,304
Series F, 3.88%, 04/29/2024	538,000	548,869
Nomura Holdings, Inc. (Japan),
2.65%, 01/16/2025	200,000	194,189
1.65%, 07/14/2026	290,000	261,452
2.33%, 01/22/2027	200,000	182,751
		4,623,402
IT Consulting & Other Services–0.37%
International Business Machines Corp., 7.13%, 12/01/2096	383,000	511,355
Kyndryl Holdings, Inc., 2.70%, 10/15/2028(e)	250,000	207,492
		718,847
Leisure Products–0.24%
Hasbro, Inc.,
6.35%, 03/15/2040	300,000	324,176
5.10%, 05/15/2044	147,000	139,783
		463,959
Life & Health Insurance–1.27%
Brighthouse Financial, Inc.,
3.70%, 06/22/2027	257,000	248,233
4.70%, 06/22/2047	236,000	198,909
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	135,000	136,899
MetLife, Inc.,
3.60%, 04/10/2024	692,000	702,432
Series D, 5.88%(c)(d)	100,000	95,605
Prudential Financial, Inc.,
5.63%, 06/15/2043(c)	342,000	339,941
5.20%, 03/15/2044(c)	225,000	220,429
5.38%, 05/15/2045(c)	135,000	131,924
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(e)	441,000	416,364
Unum Group, 5.75%, 08/15/2042	13,000	12,652
		2,503,388
Managed Health Care–0.11%
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	225,000	220,237
Motorcycle Manufacturers–0.12%
Harley-Davidson, Inc., 4.63%, 07/28/2045	279,000	234,356
Movies & Entertainment–0.23%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	450,000	447,908
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Multi-line Insurance–0.13%
American International Group, Inc.,
3.90%, 04/01/2026	$150,000	$150,754
Series A-9, 5.75%, 04/01/2048(c)	20,000	19,100
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	75,000	76,691
		246,545
Multi-Utilities–0.36%
Black Hills Corp.,
4.25%, 11/30/2023	216,000	218,637
3.95%, 01/15/2026	277,000	276,259
NiSource, Inc., 3.60%, 05/01/2030	225,000	211,034
		705,930
Office REITs–0.16%
Boston Properties L.P., 2.75%, 10/01/2026	190,000	180,013
Office Properties Income Trust, 2.40%, 02/01/2027	150,000	128,825
		308,838
Oil & Gas Equipment & Services–0.35%
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	152,000	156,905
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047	181,000	163,501
Halliburton Co., 7.45%, 09/15/2039	113,000	138,426
NOV, Inc., 3.60%, 12/01/2029	243,000	225,647
		684,479
Oil & Gas Exploration & Production–0.22%
Hess Corp., 5.60%, 02/15/2041	140,000	142,910
Marathon Oil Corp., 6.60%, 10/01/2037	250,000	283,453
		426,363
Oil & Gas Storage & Transportation–1.09%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	56,000	55,633
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	370,000	388,583
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	143,000	153,888
Energy Transfer L.P.,
3.90%, 05/15/2024	250,000	249,956
4.95%, 05/15/2028	51,000	51,283
5.30%, 04/15/2047	389,000	356,554
5.40%, 10/01/2047	167,000	154,089
Enterprise Products Operating LLC, 3.75%, 02/15/2025	165,000	165,628
Kinder Morgan Energy Partners L.P., 6.95%, 01/15/2038	131,000	149,634
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 01/15/2037	100,000	104,874
Spectra Energy Partners L.P., 3.50%, 03/15/2025	175,000	173,815
Williams Cos., Inc. (The), 6.30%, 04/15/2040	136,000	150,430
		2,154,367
	Principal Amount	Value
Other Diversified Financial Services–0.51%
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 02/15/2027(e)	$265,000	$241,891
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(e)	125,000	120,024
Equitable Holdings, Inc., 5.00%, 04/20/2048	44,000	42,965
Jefferies Group LLC, 6.25%, 01/15/2036	182,000	189,747
ORIX Corp. (Japan),
4.05%, 01/16/2024	322,000	326,355
3.70%, 07/18/2027	72,000	71,248
Voya Financial, Inc., 5.65%, 05/15/2053(c)	20,000	19,449
		1,011,679
Paper Packaging–0.14%
International Paper Co., 4.80%, 06/15/2044	280,000	274,128
Paper Products–0.12%
Fibria Overseas Finance Ltd. (Brazil), 5.50%, 01/17/2027	27,000	27,775
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	200,000	205,903
		233,678
Pharmaceuticals–0.47%
Johnson & Johnson, 2.45%, 09/01/2060	350,000	247,937
Mylan, Inc., 4.55%, 04/15/2028	225,000	220,881
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	450,000	447,268
		916,086
Property & Casualty Insurance–0.34%
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024	176,000	180,783
CNA Financial Corp., 3.45%, 08/15/2027	300,000	291,799
Stewart Information Services Corp., 3.60%, 11/15/2031	225,000	192,576
		665,158
Railroads–0.29%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	200,000	220,368
Norfolk Southern Corp., 4.10%, 05/15/2121	450,000	359,784
		580,152
Regional Banks–0.55%
Fifth Third Bancorp, 2.38%, 01/28/2025	235,000	227,899
Huntington Bancshares, Inc., 2.63%, 08/06/2024	230,000	226,675
KeyBank N.A., 3.40%, 05/20/2026	230,000	223,645
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	270,000	273,963
Truist Bank,
4.05%, 11/03/2025	10,000	10,233
3.30%, 05/15/2026	115,000	113,160
		1,075,575
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Reinsurance–0.06%
Enstar Group Ltd., 3.10%, 09/01/2031	$110,000	$92,601
RenaissanceRe Finance, Inc. (Bermuda), 3.70%, 04/01/2025	34,000	34,157
		126,758
Residential REITs–0.29%
AvalonBay Communities, Inc., 4.20%, 12/15/2023	325,000	329,480
Mid-America Apartments L.P., 3.60%, 06/01/2027	100,000	97,661
Spirit Realty L.P., 3.20%, 02/15/2031	175,000	153,278
		580,419
Restaurants–0.24%
Starbucks Corp., 3.85%, 10/01/2023	467,000	472,898
Retail REITs–0.57%
Federal Realty Investment Trust, 4.50%, 12/01/2044	61,000	56,517
Realty Income Corp.,
2.20%, 06/15/2028	200,000	179,982
1.80%, 03/15/2033	525,000	414,379
Simon Property Group L.P.,
6.75%, 02/01/2040	244,000	289,230
4.25%, 10/01/2044	200,000	180,733
		1,120,841
Semiconductor Equipment–0.11%
TSMC Arizona Corp. (Taiwan), 2.50%, 10/25/2031	250,000	218,018
Semiconductors–0.78%
Broadcom, Inc., 4.93%, 05/15/2037(e)	265,000	250,871
Intel Corp., 4.95%, 03/25/2060	230,000	247,629
Microchip Technology, Inc., 4.33%, 06/01/2023	200,000	202,391
QUALCOMM, Inc., 2.90%, 05/20/2024	681,000	682,490
Xilinx, Inc., 2.95%, 06/01/2024	150,000	149,557
		1,532,938
Soft Drinks–0.25%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 2.75%, 01/22/2030	526,000	483,941
Specialized Finance–0.26%
National Rural Utilities Cooperative Finance Corp.,
3.40%, 11/15/2023	305,000	306,807
8.00%, 03/01/2032	148,000	187,631
5.25%, 04/20/2046(c)	12,000	11,413
		505,851
Specialized REITs–0.33%
American Tower Corp., 3.95%, 03/15/2029	240,000	228,802
Crown Castle International Corp., 3.80%, 02/15/2028	235,000	228,934
	Principal Amount	Value
Specialized REITs–(continued)
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	$200,000	$199,299
		657,035
Specialty Chemicals–0.45%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	610,000	626,734
PPG Industries, Inc., 2.40%, 08/15/2024	261,000	257,401
		884,135
Steel–0.13%
ArcelorMittal S.A. (Luxembourg),
4.25%, 07/16/2029	240,000	235,120
7.00%, 10/15/2039	27,000	29,157
		264,277
Systems Software–1.58%
Microsoft Corp.,
3.13%, 11/03/2025	425,000	428,604
3.95%, 08/08/2056	406,000	397,611
3.04%, 03/17/2062	450,000	366,961
Oracle Corp.,
2.50%, 04/01/2025	500,000	482,387
1.65%, 03/25/2026	250,000	227,891
2.80%, 04/01/2027	200,000	185,842
2.30%, 03/25/2028	300,000	265,135
3.90%, 05/15/2035	400,000	344,090
3.85%, 04/01/2060	300,000	215,890
4.10%, 03/25/2061	275,000	207,620
		3,122,031
Technology Hardware, Storage & Peripherals–1.15%
Apple, Inc.,
1.13%, 05/11/2025	500,000	476,207
3.25%, 02/23/2026	355,000	357,459
1.20%, 02/08/2028	150,000	134,146
4.45%, 05/06/2044	476,000	496,115
2.80%, 02/08/2061	190,000	142,573
2.85%, 08/05/2061	225,000	171,593
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	220,000	235,596
HP, Inc., 6.00%, 09/15/2041	245,000	259,323
		2,273,012
Tobacco–2.13%
Altria Group, Inc.,
4.80%, 02/14/2029	353,000	353,021
3.40%, 05/06/2030	460,000	413,855
2.45%, 02/04/2032	300,000	242,245
5.80%, 02/14/2039	200,000	196,997
4.50%, 05/02/2043	557,000	456,472
3.88%, 09/16/2046	225,000	166,237
5.95%, 02/14/2049	41,000	39,515
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	200,000	198,601
3.56%, 08/15/2027	407,000	383,894
4.54%, 08/15/2047	87,000	68,279
4.76%, 09/06/2049	35,000	28,100
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International, Inc.,
2.10%, 05/01/2030	$250,000	$211,224
6.38%, 05/16/2038	280,000	311,987
4.50%, 03/20/2042	418,000	374,663
Reynolds American, Inc. (United Kingdom),
5.70%, 08/15/2035	256,000	254,284
5.85%, 08/15/2045	545,000	500,079
		4,199,453
Trading Companies & Distributors–0.24%
Air Lease Corp., 3.00%, 02/01/2030	560,000	477,774
Water Utilities–0.14%
American Water Capital Corp.,
3.85%, 03/01/2024	174,000	175,728
6.59%, 10/15/2037	84,000	101,052
		276,780
Wireless Telecommunication Services–0.24%
America Movil S.A.B. de C.V. (Mexico), 6.38%, 03/01/2035	400,000	468,353
Total U.S. Dollar Denominated Bonds & Notes (Cost $98,203,672)		90,323,433
U.S. Treasury Securities–31.97%
U.S. Treasury Bills–0.15%
1.10%, 09/15/2022(f)(g)	7,000	6,976
1.46%, 11/17/2022(f)(g)	291,000	288,978
		295,954
U.S. Treasury Bonds–1.72%
2.00%, 11/15/2041	900,000	731,109
2.38%, 11/15/2049	1,037,600	889,783
2.00%, 02/15/2050	2,250,000	1,770,557
		3,391,449
U.S. Treasury Notes–30.10%
0.13%, 01/31/2023	1,750,000	1,730,575
1.38%, 02/15/2023	563,000	560,974
0.50%, 11/30/2023	5,000,000	4,864,844
0.88%, 01/31/2024	9,300,000	9,066,773
1.50%, 02/29/2024	11,300,000	11,119,906
1.38%, 01/31/2025	8,521,000	8,234,747
1.13%, 02/28/2025	3,577,000	3,429,728
0.75%, 03/31/2026	3,900,000	3,610,090
1.50%, 08/15/2026	5,980,000	5,665,116
1.50%, 01/31/2027	8,215,500	7,738,937
1.38%, 10/31/2028	2,650,000	2,414,916
1.38%, 11/15/2031	1,000,000	877,344
		59,313,950
Total U.S. Treasury Securities (Cost $66,525,219)		63,001,353
U.S. Government Sponsored Agency Mortgage-Backed Securities–27.43%
Collateralized Mortgage Obligations–0.25%
Fannie Mae ACES, IO, 0.16%, 12/25/2022(h)	8,150,118	2,183
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.50%, 08/25/2035(i)	$262,116	$33,931
5.50%, 07/25/2046(i)	71,295	11,005
4.00%, 08/25/2047(i)	49,337	8,418
4.89% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(i)(j)	628,420	66,149
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(h)	4,146,290	44,845
Series K734, Class X1, IO, 0.65%, 02/25/2026(h)	3,034,626	60,442
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	3,049,742	97,266
Series K093, Class X1, IO, 0.95%, 05/25/2029(h)	2,544,769	139,010
Freddie Mac REMICs, IO, 5.23%(6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(i)(j)	143,447	20,694
Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(i)	64,722	3,287
		487,230
Federal Home Loan Mortgage Corp. (FHLMC)–2.85%
4.50%, 09/01/2049 to 01/01/2050	259,075	264,597
3.00%, 01/01/2050 to 05/01/2050	2,745,474	2,645,790
2.50%, 07/01/2050 to 08/01/2050	2,912,799	2,709,161
		5,619,548
Federal National Mortgage Association (FNMA)–21.83%
TBA, 2.50%, 06/01/2037(k)	750,000	726,138
3.00%, 06/01/2037 to 06/01/2052(k)	12,492,000	12,027,097
2.00%, 06/01/2052(k)	6,650,000	5,899,277
3.50%, 06/01/2052(k)	11,875,000	11,637,500
4.00%, 06/01/2052(k)	3,100,000	3,099,031
4.50%, 06/01/2052(k)	3,250,000	3,307,383
4.50%, 06/01/2049	125,333	127,756
3.00%, 10/01/2049 to 11/01/2051	2,257,820	2,160,205
2.50%, 03/01/2050 to 08/01/2051	1,902,439	1,758,467
2.00%, 03/01/2051 to 08/01/2051	2,543,473	2,270,872
		43,013,726
Government National Mortgage Association (GNMA)–0.02%
IO, 5.33% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(i)(j)	313,098	40,813
Uniform Mortgage-Backed Securities–2.48%
TBA, 2.00%, 06/01/2037(k)	1,032,000	975,159
3.50%, 06/01/2037(k)	500,000	503,428
2.50%, 06/01/2052(k)	3,700,000	3,405,156
		4,883,743
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $55,113,756)		54,045,060
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–13.54%(l)
Sovereign Debt–13.54%
Australia Government Bond (Australia),
Series 142, 4.25%, 04/21/2026(e)	AUD	2,311,000	$1,734,540
Series 155, 2.50%, 05/21/2030(e)	AUD	1,406,000	954,104
Bundesobligation (Germany), Series 183, 0.00%, 04/10/2026(e)	EUR	3,483,000	3,638,797
Bundesrepublik Deutschland Bundesanleihe (Germany), 0.00%, 02/15/2031(e)	EUR	1,292,000	1,267,151
Canadian Government Bond (Canada),
0.50%, 09/01/2025	CAD	2,544,000	1,875,364
0.50%, 12/01/2030	CAD	1,357,000	879,273
Norway Government Bond (Norway),
Series 477, 1.75%, 03/13/2025(e)	NOK	22,007,000	2,300,922
Series 482, 1.38%, 08/19/2030(e)	NOK	10,001,000	963,593
Sweden Government Bond (Sweden),
Series 1058, 2.50%, 05/12/2025	SEK	370,000	38,994
Series 1061, 0.75%, 11/12/2029(e)	SEK	195,000	18,926
Swiss Confederation Government Bond (Switzerland),
1.25%, 06/11/2024(e)	CHF	6,831,000	7,296,949
0.50%, 05/27/2030(e)	CHF	3,118,000	3,206,638
United Kingdom Gilt (United Kingdom),
0.13%, 01/30/2026(e)	GBP	1,472,637	1,758,581
0.25%, 07/31/2031(e)	GBP	687,441	735,000
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $28,733,966)			26,668,832

Asset-Backed Securities–0.19%
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037		$13,266	11,611
	Principal Amount	Value

Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(h)	$2,314,968	$113,349
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(h)	6,026,136	227,945
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2005-AR14, Class 1A4, 2.86%, 12/25/2035(m)	21,034	20,671
Total Asset-Backed Securities (Cost $434,107)		373,576
	Shares
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(n)(o)	405,937	405,937
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(n)(o)	288,357	288,329
Invesco Treasury Portfolio, Institutional Class, 0.54%(n)(o)	463,928	463,928
Total Money Market Funds (Cost $1,158,194)		1,158,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-119.56% (Cost $250,168,914)		235,570,448
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 0.74%(n)(o)(p)	142,027	142,027
Invesco Private Prime Fund, 0.87%(n)(o)(p)	330,022	330,055
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $472,049)		472,082
TOTAL INVESTMENTS IN SECURITIES–119.80% (Cost $250,640,963)		236,042,530
OTHER ASSETS LESS LIABILITIES—(19.80)%		(39,005,475)
NET ASSETS–100.00%		$197,037,055
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
NOK	– Norwegian Krone
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SEK	– Swedish Krona
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $26,458,578, which represented 13.43% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,218,297	$5,253,247	$(9,065,607)	$-	$-	$405,937	$286
Invesco Liquid Assets Portfolio, Institutional Class	3,100,868	3,752,319	(6,564,762)	29	(125)	288,329	306
Invesco Treasury Portfolio, Institutional Class	4,820,910	6,003,711	(10,360,693)	-	-	463,928	328
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	600,824	208,201	(666,998)	-	-	142,027	269*
Invesco Private Prime Fund	1,401,923	482,122	(1,553,873)	233	(350)	330,055	629*
Total	$14,142,822	$15,699,600	$(28,211,933)	$262	$(475)	$1,630,276	$1,818

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	18	September-2022	$2,509,875	$(28,688)	$(28,688)
U.S. Treasury Ultra Bonds	41	September-2022	6,385,750	(149,906)	(149,906)
Subtotal—Long Futures Contracts				(178,594)	(178,594)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	85	September-2022	(17,943,633)	12,617	12,617
U.S. Treasury 5 Year Notes	98	September-2022	(11,069,406)	38,227	38,227
Subtotal—Short Futures Contracts				50,844	50,844
Total Futures Contracts				$(127,750)	$(127,750)

(a)	Futures contracts collateralized by $57,104 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/15/2022	Bank of America, N.A.	SEK	19,883,220	USD	2,070,887	$34,168
06/15/2022	Barclays Bank PLC	CHF	3,616,142	USD	3,911,071	138,651
06/15/2022	Deutsche Bank AG	CHF	6,029,685	USD	6,469,466	179,198
06/15/2022	Deutsche Bank AG	EUR	557,073	USD	612,241	13,835
06/15/2022	Deutsche Bank AG	GBP	1,594,155	USD	2,093,731	84,935
06/15/2022	Deutsche Bank AG	USD	30,798	AUD	43,000	67
06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	4,192,564	USD	4,602,880	99,236
06/15/2022	J.P. Morgan Chase Bank, N.A.	GBP	38,963	USD	50,839	1,741
06/15/2022	J.P. Morgan Chase Bank, N.A.	NOK	50,202,322	USD	5,568,262	211,567
06/15/2022	Morgan Stanley and Co. International PLC	AUD	4,157,864	USD	3,049,526	65,075
Subtotal—Appreciation						828,473
Currency Risk
06/15/2022	Bank of America, N.A.	USD	97,816	CHF	91,000	(2,883)
06/15/2022	Bank of America, N.A.	USD	92,896	EUR	85,000	(1,590)
06/15/2022	Bank of America, N.A.	USD	30,058	GBP	23,000	(1,075)
06/15/2022	Citibank, N.A.	USD	134,095	CAD	168,000	(1,287)
06/15/2022	Deutsche Bank AG	USD	2,120,397	NOK	18,462,958	(150,360)
06/15/2022	Deutsche Bank AG	USD	2,004,302	SEK	18,818,996	(76,597)
06/15/2022	J.P. Morgan Chase Bank, N.A.	CHF	666,000	USD	675,233	(19,549)
06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	96,995	AUD	129,000	(4,401)
06/15/2022	Morgan Stanley and Co. International PLC	CAD	3,710,411	USD	2,909,328	(23,846)
06/15/2022	Morgan Stanley and Co. International PLC	GBP	392,000	USD	483,540	(10,420)
06/15/2022	Morgan Stanley and Co. International PLC	USD	98,979	AUD	136,506	(997)
06/15/2022	Morgan Stanley and Co. International PLC	USD	64,468	EUR	60,000	(16)
06/15/2022	Morgan Stanley and Co. International PLC	USD	113,139	NOK	995,000	(6,970)
06/15/2022	UBS AG	USD	50,456	SEK	477,000	(1,595)
Subtotal—Depreciation						(301,586)
Total Forward Foreign Currency Contracts						$526,887

Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$90,323,433	$—	$90,323,433
U.S. Treasury Securities	—	63,001,353	—	63,001,353
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	54,045,060	—	54,045,060
Non-U.S. Dollar Denominated Bonds & Notes	—	26,668,832	—	26,668,832
Asset-Backed Securities	—	373,576	—	373,576
Money Market Funds	1,158,194	472,082	—	1,630,276
Total Investments in Securities	1,158,194	234,884,336	—	236,042,530
Other Investments - Assets*
Futures Contracts	50,844	—	—	50,844
Forward Foreign Currency Contracts	—	828,473	—	828,473
	50,844	828,473	—	879,317
Other Investments - Liabilities*
Futures Contracts	(178,594)	—	—	(178,594)
Forward Foreign Currency Contracts	—	(301,586)	—	(301,586)
	(178,594)	(301,586)	—	(480,180)
Total Other Investments	(127,750)	526,887	—	399,137
Total Investments	$1,030,444	$235,411,223	$—	$236,441,667

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
Invesco Intermediate Bond Factor Fund